Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories
5. INVENTORIES
The components of inventories are as follows:

	December 31
	2024	2025
	US$	US$
Finished goods	51,118	71,821
Work in process	59,267	177,661
Raw materials	88,844	172,316

	199,229	421,798

The Company wrote down US$7,920 thousand and US$6,120 thousand and US$1,360 thousand in 2023, 2024 and 2025, respectively, for obsolete or unmarketable inventory.